FAIR VALUE (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
Short-term investments
Variable-rate financial instruments	$ 1,401,764	$ 936,488
Available-for-sale investments		22,750
Fair Value, Measurements, Recurring
Short-term investments
Variable-rate financial instruments	1,401,764	936,488
Available-for-sale investments		22,750
Long-term investments
Fair value option investment	11,397	19,494
Available-for-sale investments	139,002	151,263
Total	1,552,163	1,129,995
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Short-term investments
Variable-rate financial instruments	1,401,764	936,488
Available-for-sale investments		22,750
Long-term investments
Fair value option investment		19,494
Total	1,401,764	978,732
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Long-term investments
Fair value option investment	11,397
Available-for-sale investments	139,002	151,263
Total	$ 150,399	$ 151,263